Unaudited condensed consolidated interim statement of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 733,214	$ 32,789
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset)	0	0
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences	(4,356)	11,330
Cash flow hedges - effective portion of changes in fair value	954	(1,794)
Other comprehensive income (expense), net of tax	(3,402)	9,536
Total comprehensive income (expense) for the period	729,812	42,325
Attributable to:
Owners of the company	729,812	61,302
Non-controlling interest	$ 0	$ (18,977)